UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09150

                              Industry Leaders Fund
               (Exact name of Registrant as specified in charter)

                            104 Summit Ave PO Box 80
                              Summit, NJ 07902-0080
               (Address of principal executive offices) (Zip code)

                               Gerald P. Sullivan
                            104 Summit Ave PO Box 80
                              Summit, NJ 07902-0080
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (908) 273 5440

Date of fiscal year end: 6/30

Date of reporting period:03/31/05

                                    FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Industry Leaders(R) Fund
Schedule of Investments - March 31, 2005
Common Stocks - 99.60%

--------------------------------------------------------------------------------
Information Economy - 15.59%                               Shares      Value
--------------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Hardware - 9.32%
   -----------------------------------------------------------------------------
      Computer and Peripherals - 3.29%
      Hewlett-Packard Company                               3,445         75,583
      International Business Machines Corporation           1,895        173,165
                                                                    ------------
                                                                         248,748
                                                                    ------------
      Data Networking - 1.75%
      Cisco Systems Inc.                                    7,380        132,028
                                                                    ------------

      Semiconductor - 3.53%
      Intel Corporation                                     7,960        184,911
      Texas Instruments Incorporated                        3,220         82,078
                                                                    ------------
                                                                         266,989
                                                                    ------------
      Semiconductor Capital Equipment - 0.75%
      Applied Materials, Inc.                               3,490         56,713
                                                                    ------------

   Total Hardware                                                        704,478
                                                                    ------------
   -----------------------------------------------------------------------------
   Media - 1.49%
   -----------------------------------------------------------------------------

      Newspaper - 0.99%
      Gannett Co., Inc.                                       950         75,126
                                                                    ------------

      Publishing - 0.50%
      The McGraw-Hill Companies Inc.                          430         37,518
                                                                    ------------

   Total Media                                                           112,644
                                                                    ------------
   -----------------------------------------------------------------------------
   Software - 4.78%
   -----------------------------------------------------------------------------

      Computer Software & Services - 4.78%
      Microsoft Corporation                                 7,410        179,100
      Oracle Corporation (a)                               14,595        182,146
                                                                    ------------
                                                                         361,246
                                                                    ------------

   Total Software                                                        361,246
                                                                    ------------
--------------------------------------------------------------------------------
Total Information Economy                                              1,178,368
--------------------------------------------------------------------------------

Schedule of Investments Page 1

Industry Leaders(R) Fund
Schedule of Investments - March 31, 2005
Common Stocks - Continued
--------------------------------------------------------------------------------
Manufacturing Economy - 31.02%                             Shares      Value
--------------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Consumer Goods - 8.52%
   -----------------------------------------------------------------------------

      Apparel - 0.18%
      VF Corporation                                          230         13,602
                                                                    ------------

      Beverage (Alcoholic) - 0.24%
      Anheuser-Busch Companies Inc.                           380         18,008
                                                                    ------------

      Beverage (Soft Drinks) - 1.50%
      Coca-Cola Company                                     2,730        113,759
                                                                    ------------

      Food Processing - 2.29%
      Kraft Foods Inc.                                      5,210        172,191
                                                                    ------------

      Household Products - 1.25%
      Procter & Gamble Company                              1,790         94,870
                                                                    ------------

      Recreation - 1.48%
      Carnival Corporation                                  2,160        111,910
                                                                    ------------

      Shoe - 0.55%
      Nike Inc. - Class B                                     500         41,655
                                                                    ------------

      Toiletries/Cosmetics - 1.03%
      Gillette Company                                      1,550         78,244
                                                                    ------------

   Total Consumer Goods                                                  644,239
                                                                    ------------
   -----------------------------------------------------------------------------
   Energy - 6.84%
   -----------------------------------------------------------------------------

      Oilfield Services - 1.32%
      Schlumberger Limited                                  1,420        100,082
                                                                    ------------

      Petroleum Integrated - 4.57%
      ChevronTexaco Corp.                                   2,608        152,072
      ConocoPhillips Company                                  200         21,568
      Exxon Mobil Corporation                               2,878        171,529
                                                                    ------------
                                                                         345,169
                                                                    ------------
      Petroleum Producing - 0.95%
      Apache Corporation                                    1,176         72,006
                                                                    ------------

   Total Energy                                                          517,257
                                                                    ------------

Schedule of Investments Page 2

Industry Leaders(R) Fund
Schedule of Investments - March 31, 2005
Common Stocks - Continued
--------------------------------------------------------------------------------
Manufacturing Economy -continued                           Shares      Value
--------------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Industrial Materials - 15.56%
   -----------------------------------------------------------------------------

      Aerospace & Defense - 1.11%
      The Boeing Company                                    1,430         83,598
                                                                    ------------

      Auto Parts OEM - 0.91%
      Johnson Controls, Inc.                                1,230         68,585
                                                                    ------------

      Cement & Aggregates - 0.25%
      Vulcan Materials Company                                330         18,754
                                                                    ------------

      Chemical Basic - 0.87%
      Du Pont (E.I.) de Nemours & Company                   1,280         65,587
                                                                    ------------

      Chemical Diversified - 1.26%
      3M Company                                            1,110         95,116
                                                                    ------------

      Chemical Specialty - 0.81%
      Praxair Technology, Inc.                              1,280         61,261
                                                                    ------------

      Diversified - 2.94%
      Honeywell International Inc.                          1,000         37,210
      United Technologies Corporation                       1,825        185,530
                                                                    ------------
                                                                         222,740
                                                                    ------------
      Electrical Equipment - 3.96%
      Emerson Electric Co.                                  2,000        129,860
      General Electric Company                              4,725        170,384
                                                                    ------------
                                                                         300,244
                                                                    ------------

Schedule of Investments Page 3

Industry Leaders(R) Fund
Schedule of Investments - March 31, 2005
Common Stocks - Continued
--------------------------------------------------------------------------------
Manufacturing Economy -continued                           Shares      Value
--------------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Industrial Materials - Continued
   -----------------------------------------------------------------------------

      Food Processing - 0.20%
      Archer Daniels Midland Company                          610         14,994
                                                                    ------------

      Furniture/Home Furnishing - 0.20%
      Leggett & Platt, Incorporated                           520         15,018
                                                                    ------------

      Gold/Silver Mining - 0.42%
      Barrick Gold Corporation                              1,335         31,987
                                                                    ------------

      Machinery - 1.28%
      Caterpillar Inc.                                      1,060         96,926
                                                                    ------------

      Metal Fabricating - 0.63%
      Illinois Tool Works Inc.                                530         47,451
                                                                    ------------

      Metals & Mining - 0.70%
      Alcoa Inc.                                            1,750         53,183
                                                                    ------------

      Steel General - 0.02%
      Nucor Corporation                                        20          1,151
                                                                    ------------

   Total Industrial Materials                                          1,176,595
                                                                    ------------
   -----------------------------------------------------------------------------
   Utilities - 0.10%
   -----------------------------------------------------------------------------

      Natural Gas Distribution - 0.10%
      KeySpan Corporation                                     190          7,404
                                                                    ------------

   Total Utilities                                                         7,404
                                                                    ------------
--------------------------------------------------------------------------------
Total Manufacturing Economy                                            2,345,495
--------------------------------------------------------------------------------

Schedule of Investments Page 4

Industry Leaders(R) Fund
Schedule of Investments - March 31, 2005
Common Stocks - Continued
--------------------------------------------------------------------------------
Service Economy - 52.99%                                   Shares      Value
--------------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Business Services - 2.80%
   -----------------------------------------------------------------------------

      Advertising - 0.32%
      Omnicom Group Inc.                                      270         23,900
                                                                    ------------

      Air Transport - 1.45%
      United Parcel Service of America, Inc. - Class B      1,505        109,474
                                                                    ------------

      Building Materials - 0.35%
      Fluor Corporation                                       480         26,606
                                                                    ------------

      Industrial Services - 0.68%
      Cintas Corporation                                    1,250         51,638
                                                                    ------------

   Total Business Services                                               211,618
                                                                    ------------
   -----------------------------------------------------------------------------
   Consumer Services - 7.09%
   -----------------------------------------------------------------------------

      Building Supplies - 1.38%
      The Home Depot, Inc.                                  2,750        105,160
                                                                    ------------

      Food Wholesalers - 0.38%
      SYSCO Corporation                                       805         28,819
                                                                    ------------

      Pharmacy Services - 1.02%
      Walgreen Company                                      1,730         76,847
                                                                    ------------

      Restaurant - 0.88%
      McDonald's Corporation                                2,130         66,328
                                                                    ------------

      Retail Stores - 3.43%
      Target Corporation                                    1,540         77,031
      Wal-Mart Stores Inc.                                  3,635        182,150
                                                                    ------------
                                                                         259,181
                                                                    ------------

   Total Consumer Services                                               536,335
                                                                    ------------

Schedule of Investments Page 5

Industry Leaders(R) Fund
Schedule of Investments - March 31, 2005
Common Stocks - Continued
--------------------------------------------------------------------------------
Service Economy - 52.99% - Continued                       Shares      Value
--------------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Financial Services - 30.44%
   -----------------------------------------------------------------------------

      Banks - 8.05%
      Bank of America Corporation                           3,440        151,704
      JP Morgan Chase & Co.                                 4,382        151,617
      Wachovia Corporation                                  2,920        148,657
      Wells Fargo & Co.                                     2,620        156,676
                                                                    ------------
                                                                         608,654
                                                                    ------------
      Financial Services Diversified - 8.87%
      American Express Company                              3,540        181,850
      American International Group, Inc.                    3,075        170,386
      Citigroup Inc.                                        3,711        166,772
      Fannie Mae                                            1,390         75,686
      The Hartford Financial Services Group, Inc.           1,110         76,102
                                                                    ------------
                                                                         670,796
                                                                    ------------
      Insurance - Life - 2.47%
      MetLife Inc.                                          4,360        170,476
      Prudential Financial Inc.                               290         16,646
                                                                    ------------
                                                                         187,122
                                                                    ------------
      Insurance Property & Casualty - 6.28%
      ACE Ltd.                                              4,130        170,445
      Allstate Insurance Company                            2,245        121,365
      Berkshire Hathaway Inc "B" (a)                           64        182,784
                                                                    ------------
                                                                         474,594
                                                                    ------------
      Securities Brokerage - 3.10%
      Merrill Lynch & Co.                                   2,670        151,122
      Morgan Stanley                                        1,460         83,585
                                                                    ------------
                                                                         234,707
                                                                    ------------
      Thrift - 1.67%
      Golden West Financial Corporation                     2,080        125,840
                                                                    ------------

   Total Financial Services                                            2,301,713
                                                                    ------------

Schedule of Investments Page 6

Industry Leaders(R) Fund
Schedule of Investments - March 31, 2005
Common Stocks - Continued
--------------------------------------------------------------------------------
Service Economy - Continued                                Shares      Value
--------------------------------------------------------------------------------
   -----------------------------------------------------------------------------
   Healthcare Services - 12.66%
   -----------------------------------------------------------------------------

      Biotechnology - 2.26%
      Amgen Inc. (a)                                        2,930        170,555
                                                                    ------------

      Drugs - 4.61%
      Eli Lilly & Co.                                       3,490        181,829
      Pfizer Inc.                                           6,345        166,683
                                                                    ------------
                                                                         348,512
                                                                    ------------
      Managed Care - 2.09%
      UnitedHealth Group Incorporated                       1,659        158,235
                                                                    ------------

      Medical Supplies - 3.70%
      Abbott Laboratories, Inc.                             2,350        109,557
      Johnson & Johnson                                     2,530        169,915
                                                                    ------------
                                                                         279,472
                                                                    ------------

   Total Healthcare Services                                             956,774
                                                                    ------------
--------------------------------------------------------------------------------
Total Service Economy                                                  4,006,440
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Total Common Stock                                                     7,530,303
--------------------------------------------------------------------------------
   (Cost $6,826,153)
                                                        Principal
   Money Market Securities - 0.32%                         Amount
   Fiduciary Money Market Fund, 1.15% (b)                  24,190         24,190
   (Cost $24,190)

--------------------------------------------------------------------------------
TOTAL INVESTMENTS - 99.92%                                             7,554,493
--------------------------------------------------------------------------------
   (Cost $6,850,343)

OTHER ASSETS LESS LIABILITIES - 0.08%                                      6,170
                                                                    ------------
--------------------------------------------------------------------------------
NET ASSETS - 100%                                                      7,560,663
--------------------------------------------------------------------------------
(a)   Non-income producing

(b) Variable rate security; the coupon rate shown represents the rate at March 31, 2005

Sector breakdowns provided by Morningstar

Schedule of Investments Page 7

ITEM 2. CONTROLS AND PROCEDURES.

a. The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b. The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INDUSTRY LEADERS FUND

By:   /S/ GERALD P. SULLIVAN
      ------------------------------

      Gerald P. Sullivan
      President and Chief Executive Officer

Date: May 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:   /S/ GERALD P. SULLIVAN
      ------------------------------
      Gerald  P. Sullivan
      President and Chief Executive Officer

Date: May 31, 2005

INDUSTRY LEADERS FUND

                                  EXHIBIT INDEX

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.